PREPAID EXPENSES AND INVENTORY (Details) - CAD ($) $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 25, 2015	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND INVENTORY
Prepaid expenses and other assets				$ 76.3	$ 81.6
Vehicle parts, supplies and inventory				57.4	50.5
Prepaid expenses and other assets				133.7	132.1
Paid into escrow	$ 10.0
Key management arrangement		$ 1.0	$ 1.0	2.0	$ 2.0
Impairment charge				14.2
Inventory write-down				11.4
Write down of closure costs and cost to dispose of inventory				2.3
Decrease through write-off				$ 7.2